Geographic Area and Product Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales
Products	$ 4,186.6	$ 3,638.6	$ 3,825.6
Services	609.3	455.4	499.0
Property, plant and equipment	1,925.5	1,926.4
U.S. [Member]
Net sales
Products	3,725.3	3,133.7	3,313.6
Services	593.5	442.1	485.0
Property, plant and equipment	1,699.2	1,689.4
Europe [Member]
Net sales
Products	158.4	174.7	196.8
Services	15.8	11.0	12.6
Property, plant and equipment	113.1	122.0
Latin America [Member]
Net sales
Products	292.8	323.1	303.9
Services	0	0	0
Property, plant and equipment	113.0	114.7
Other [Member]
Net sales
Products	10.1	7.1	11.3
Services	0	2.3	1.4
Property, plant and equipment	$ 0.2	$ 0.3